COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 142 under the Securities Act of 1933 and Amendment No. 143 under the Investment Company Act of 1940, the text of which was filed electronically on February 28, 2012.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of March, 2012.

COLUMBIA FUNDS SERIES TRUST I

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary